SUNSTONE FINANCIAL GROUP, INC.
                            207 East Buffalo Street
                                   Suite 400
                              Milwaukee, WI 53202
                                  414-271-5885


May 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Van Wagoner Funds
     File Nos. 33-98358 and 811-9116
     Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of the Van Wagoner Funds, the undersigned does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     (1) that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective No. 6, which is the most recent amendment to such registration statement; and

     (2) that the text of Post-Effective Amendment No. 6 was filed with the Securities and Exchange Commission electronically on April 28, 1998.

Questions regarding this filing should be directed to the undersigned at (414)- 271-5885.



SUNSTONE FINANCIAL GROUP, INC.



By: /s/ Constance Dye Shannon
    -------------------------
    Legal and Compliance Manager

cc:  Richard L. Teigen